STOCKHOLDER’S DEFICIT (Details Narrative) - $ / shares	Oct. 31, 2025	Sep. 30, 2025	Jan. 31, 2025
Common stock, shares authorized	500,000,000		500,000,000
Common stock, shares authorized	$ 0.0001		$ 0.0001
Common stock, shares authorized	3,373,750		3,075,000
Common stock, shares authorized	3,373,750		3,075,000
Pelican Holdco Inc [Member]
Common stock, shares authorized		500,000,000
Common stock, shares authorized		$ 0.01
Common stock, shares authorized		0
Common stock, shares authorized		0